Other Revenues and Expenses - Net - Summary of Other Revenues and Expenses, net (Detail) - MXN ($) $ in Thousands		12 Months Ended
	Nov. 16, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Claims recovery		$ 16,386,250	$ 3,695,217	$ 1,975,281
Fiscal support (Profit-sharing duty)	$ 28,439,379		28,439,379
Other income for services		4,720,546	4,266,854	3,953,888
Price of sale share		3,139,103	22,684,736
Other		4,277,207	14,228,801	6,992,954
Revenues from reinsurance premiums		1,986,568	3,694,026	1,497,779
Franchise fees		917,934	1,059,333	1,148,528
Bidding terms, sanctions, penalties and other		825,956	3,223,437	1,262,458
Gain on sale of fixed assets			2,687,652
Assets value transferred to CENAGAS			7,450,931
Negative IEPS				2,519,126
Total other revenues		32,253,564	91,430,366	19,350,014
Expenses:
Loss in the Assets value transferred to CENAGAS			(35,333,411)
Disposal of assets		(8,447,031)	(2,140,943)	(3,364,063)
Transportation and distribution of natural gas		(6,652,878)	(8,830,967)	(369,317)
Other		(7,927,150)	(3,581,036)	(726,589)
Claims		(3,640,036)	(4,757,116)	(12,527,548)
Loss in the sale of associates		(412,393)	(7,473,698)
Impairment of goodwill			(4,007,018)
Services provided			(2,656,571)	(3,237,984)
Total other expenses		(27,079,488)	(68,780,760)	(20,225,501)
Other revenues and expenses-net		$ 5,174,076	$ 22,649,606	$ (875,487)